DERIVATIVES, Effect of Derivative Financial Instruments (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Realized/Unrealized gain/(loss) from derivative contracts	$ 346,000	$ (68,000)		$ (1,222,000)	$ 1,638,000
Brushy Resources, Inc [Member]
Derivative [Line Items]
Realized gain/(loss) on settlement of derivative contracts		732,000	$ 616,000		2,303,000	$ 186,000
Change in fair value of derivative contracts		$ (733,000)	$ (202,000)		(1,032,955)	1,880,107
Realized/Unrealized gain/(loss) from derivative contracts					$ 1,270,000	$ 2,066,000